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                                                      [SHIP LOGO VANGUARD /(R)/]




VANGUARD/(R)/ BOND FUNDS
VANGUARD LONG-TERM INVESTMENT-GRADE FUND



Supplement to the Prospectus dated May 31, 2007

Effective June 30, 2008, Earl E. McEvoy will retire as Senior Vice President, Partner, and Fixed Income Portfolio Manager of Wellington Management Company, LLP (Wellington Management), and will no longer manage assets for Vanguard Long-Term Investment-Grade Fund.

Effective immediately, Lucius T. (L.T.) Hill III, Senior Vice President, Partner, and Fixed Income Portfolio Manager of Wellington Management, is co-manager of the Long-Term Investment-Grade Fund with Mr. McEvoy. Mr. Hill will become the lead portfolio manager upon Mr. McEvoy's retirement. Mr. Hill, who has managed investment portfolios for Wellington Management since 1993, holds a B.A. from Yale University and an M.B.A. from Columbia University.











C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PS28 022008

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                                                      [SHIP LOGO VANGUARD /(R)/]




VANGUARD/(R)/ HIGH-YIELD CORPORATE FUND


Supplement to the Prospectus dated May 31, 2007

Effective June 30, 2008, Earl E. McEvoy will retire as Senior Vice President, Partner, and Fixed Income Portfolio Manager of Wellington Management Company, LLP (Wellington Management), and will no longer manage assets for Vanguard High-Yield Corporate Fund.

Effective immediately, Michael L. Hong, CFA, Vice President, Fixed Income Credit Analyst, and Portfolio Manager of Wellington Management, is co-manager of the High-Yield Corporate Fund with Mr. McEvoy. Mr. Hong will become the lead portfolio manager upon Mr. McEvoy's retirement. Mr. Hong, who has worked for Wellington Management since 1997 as a credit analyst and portfolio manager, holds an A.B. from Harvard College.






CFA(R) is a trademark owned by CFA Institute.



(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        PS29 022008




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                                                      [SHIP LOGO VANGUARD /(R)/]





VANGUARD/(R)/ FIXED INCOME SECURITIES FUNDS
VANGUARD HIGH-YIELD CORPORATE FUND
VANGUARD LONG-TERM INVESTMENT-GRADE FUND



SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2007

Effective June 30, 2008, Earl E. McEvoy will retire as Senior Vice President, Partner, and Fixed Income Portfolio Manager of Wellington Management Company, LLP (Wellington Management), and will no longer manage assets for Vanguard High-Yield Corporate and Long-Term Investment-Grade Funds.

Effective immediately, Michael L. Hong, CFA, Vice President, Fixed Income Credit Analyst, and Portfolio Manager of Wellington Management, is co-manager of the High-Yield Corporate Fund with Mr. McEvoy. Mr. Hong will become the lead portfolio manager upon Mr. McEvoy's retirement. Mr. Hong, who has worked for Wellington Management since 1997 as a credit analyst and portfolio manager, holds an A.B. from Harvard College.

Effective immediately, Lucius T. (L.T.) Hill III, Senior Vice President, Partner, and Fixed Income Portfolio Manager of Wellington Management, is co-manager of the Long-Term Investment-Grade Fund with Mr. McEvoy. Mr. Hill will become the lead portfolio manager upon Mr. McEvoy's retirement. Mr. Hill, who has managed investment portfolios for Wellington Management since 1993, holds a B.A. from Yale University and an M.B.A. from Columbia University.










CFA(R) is a trademark owned by CFA Institute.




(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                      PSAI28 022008

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